Operating segments (Tables)	12 Months Ended
Dec. 31, 2019
Operating segments
Schedule of geographic segments

	2019		2018		2017
Operating revenues:
Domestic (Mexico)	Ps.	24,594,797	Ps.	18,493,476	Ps.	17,272,946
International:
United States of America and Central America*		10,230,824		8,811,674		7,515,240
Non-derivative financial instruments		(72,949)		—		—
Total operating revenues	Ps.	34,752,672	Ps.	27,305,150	Ps.	24,788,186

*United States of America represents approximately 29%,  31% and 29% of total revenues from external customers in 2019, 2018 and 2017, respectively.